Employee Retirement Benefits Future Benefit Payments (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended						1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 United States Pension Plans of US Entity, Defined Benefit [Member]	Dec. 31, 2011 Foreign Pension Plans, Defined Benefit [Member]	Dec. 31, 2011 United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member]	Jan. 31, 2009 Agreement With Pension Benefit Guaranty Corporation [Member]	Dec. 31, 2011 Agreement With Pension Benefit Guaranty Corporation [Member]	Sep. 29, 2009 Agreement With Pension Benefit Guaranty Corporation [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Sponsor contributions	$ 70.0						$ 10.5
Letters of Credit Outstanding, Amount		11	15				15		15
Guarantor Obligations, Maximum Exposure		36					30	30
Pension Contributions	70							15
Stock Contributed to Pension, Shares	1,453,489
Pension Contributions In Excess Of Statutory Requirement	10
2012				72	15	2
2013				69	17
2014				69	17
2015				68	18
2016				68	19
Years 2017 - 2021				354	116	1
Defined Benefit Plan, Estimated Future Employer Contributions in Next Fiscal Year				$ 3	$ 16	$ 2